Ldk Solar Co., Ltd. (Parent Company) (Tables)	12 Months Ended
Dec. 31, 2014
Condensed Balance Sheets

Condensed Balance Sheets

	December 31, 2013	December 31, 2014
Cash and cash equivalents	32	6,784
Due from subsidiaries	45,759	23,640
Other receivables	866	1,366
Investment in subsidiaries	0	79,807
Debt issuance costs	374	0

Total assets	47,031	111,597

Accrued expenses and other payables	51,011	6,420
Borrowings	32,117	25,745
Convertible senior notes	1,616	704,987
RMB-denominated US$-settled senior notes	267,601	0
Guarantee obligation of a subsidiary’s Preferred Shares	387,816	0
Financial support guarantee obligation to a subsidiary/a former subsidiary	27,444	31,845
Due to subsidiaries	764,603	792,495
Due to other affiliates	21,871	24,792
Deferred revenue	1,480	1,086

Total liabilities	1,555,559	1,587,370

Ordinary shares	20,114	24,187
Additional paid-in capital	833,464	853,908
Accumulated other comprehensive income	216,883	212,126
Accumulated deficit	(2,578,989)	(2,565,994)

Total deficit	(1,508,528)	(1,475,773)

Total liabilities and deficit	47,031	111,597

Condensed Statements Of Operations

Condensed Statements of operations

	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2014
Revenue	0	0	0
General and administrative expenses	(4,910)	(98,651)	(23,406)
Provision for financial support guarantee to a subsidiary/a former subsidiary	0	(27,444)	(4,845)
Provision for guarantee obligation of a subsidiary’s Preferred Shares	0	(387,816)	0
Interest expense and amortization of debt issuance costs and debt discount/premium	(31,758)	(31,204)	(131,607)
Foreign currency exchange (loss) gain, net	(692)	(8,569)	4,886
Gain on troubled debt restructuring	0	0	96,495
Others	0	124	0

Loss before income tax and equity in (loss) income from subsidiaries	(37,360)	(553,560)	(58,477)
Equity in (loss) income from subsidiaries	(1,087,595)	(532,728)	71,472
Income tax expense	0	0	0

Net (loss) income	(1,124,955)	(1,086,288)	12,995

Condensed Statements Of Cash Flows

Condensed Statements of Cash Flows

	Year Ended December 31, 2012	Year Ended December 31, 2013	Year ended December 31, 2014
Cash flows from operating activities
Net (loss) income	(1,124,955)	(1,086,288)	12,995
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Provision for doubtful recovery of amount due from subsidiaries/a former subsidiary and other affiliates	0	63,326	5,848
Loss on waived receivables due from a former subsidiary	0	0	13,281
Amortization of debt issuance costs and debt discount/premium	2,950	2,499	(871)
Provision for financial support guarantee to a subsidiary/a former subsidiary	0	27,444	4,845
Provision for guarantee obligation of a subsidiary’s Preferred Shares	0	387,816	0
Interest expenses on redeemable preferred shares	0	0	102,950
Gain on troubled debt restructuring of payables due to Preferred Share holders and an offshore creditor, net of legal fees and other direct costs	0	0	(96,495)
Equity in loss (gain) from subsidiaries	1,087,595	532,728	(71,472)
Gains on repurchase of the Note Due 2013	0	(125)	0
Legal fees and other direct costs related to the restructuring of payables due to Senior Note holders	0	0	9,922
Others	629	7,979	0
Changes in operating assets/liabilities:
Due from subsidiaries	(35,794)	(32,696)	2,990
Due to an affiliate	0	0	(2,079)
Due to subsidiaries	35,617	34,442	27,892
Other assets/liabilities	(1,246)	(273)	(894)
Accrued expenses and other payables	0	38,673	15,217

Net cash used in operating activities	(35,204)	(24,475)	24,129

Cash flows from investing activities

Net cash used in investing activities	0	0	0

Cash flows from financing activities
Proceeds from borrowings	12,568	0	10,628
Payment of bank borrowings	(6,240)	(14,586)	(12,000)
Proceeds from issuance of ordinary shares	21,765	0	0
Payment of debt restructuring costs	0	0	(26,005)
Proceeds from issuance of Convertible Promissory Note	0	0	10,000
Proceeds from private placements of ordinary shares	0	50,260	0
Payment of partial settlement of convertible senior notes	0	(11,185)	0

Net cash provided (used) in financing activities	28,093	24,489	(17,377)

Effect of foreign currency exchange rate changes on cash and cash equivalents	0	0	0
Net increase (decrease) in cash and cash equivalents	(7,111)	14	6,752
Cash and cash equivalents at beginning of year	7,129	18	32

Cash and cash equivalents at end of year	18	32	6,784